Summary Of Significant Accounting Policies - Additional Information (Detail)	12 Months Ended						12 Months Ended												1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended						12 Months Ended																	12 Months Ended					12 Months Ended									12 Months Ended
	Dec. 31, 2012 USD ($) Segment Entity	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY Entity	Dec. 31, 2010 CNY Entity	Dec. 31, 2011 USD ($)	Dec. 31, 2009 CNY	Dec. 31, 2012 Maximum	Dec. 31, 2012 Minimum	Dec. 31, 2011 Minimum	Dec. 31, 2010 Minimum	Dec. 31, 2012 KOK3 game software USD ($)	Dec. 31, 2012 KOK3 game software CNY	Dec. 31, 2010 KOK3 game software CNY	Dec. 31, 2012 Mr Yuzhu Shi	Dec. 31, 2012 Capital Lease Obligations	Dec. 31, 2012 Non Employee	Dec. 31, 2011 Non Employee	Dec. 31, 2010 Non Employee	Feb. 13, 2008 Stock Repurchase Plan 1 American Depositary Share USD ($)	Dec. 24, 2007 Stock Repurchase Plan 1 American Depositary Share USD ($)	Dec. 31, 2008 Stock Repurchase Plan 1 American Depositary Share USD ($)	Dec. 31, 2007 Stock Repurchase Plan 1 American Depositary Share USD ($)	Aug. 11, 2008 Stock Repurchase Plan 2 American Depositary Share USD ($)	Dec. 31, 2009 Stock Repurchase Plan 2 American Depositary Share USD ($)	Dec. 31, 2008 Stock Repurchase Plan 2 American Depositary Share USD ($)	Aug. 31, 2009 Stock Repurchase Plan 3 American Depositary Share USD ($)	Sep. 30, 2012 Stock Repurchase Plan 4 American Depositary Share USD ($)	Sep. 30, 2011 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2012 Stock Repurchase Plan 4 American Depositary Share USD ($)	Dec. 31, 2012 Stock Repurchase Plan 4 American Depositary Share CNY	Dec. 31, 2012 Licensing Agreements	Dec. 31, 2012 Online Game Product Development Costs	Dec. 31, 2012 Online Game Product Development Costs Maximum	Dec. 31, 2012 Online Game Product Development Costs Minimum	Dec. 31, 2012 Advertising Expense USD ($)	Dec. 31, 2012 Advertising Expense CNY	Dec. 31, 2011 Advertising Expense CNY	Dec. 31, 2010 Advertising Expense CNY	Dec. 31, 2011 Business Tax	Dec. 31, 2010 Business Tax	Dec. 31, 2011 Value Added Tax	Dec. 31, 2010 Value Added Tax	Dec. 31, 2012 VAT and related surcharges	Dec. 31, 2012 Cost-method Investments CNY	Dec. 31, 2011 Cost-method Investments CNY	Dec. 31, 2010 Cost-method Investments CNY	Dec. 31, 2012 Equity Method Investments USD ($)	Dec. 31, 2012 Equity Method Investments CNY	Dec. 31, 2011 Equity Method Investments CNY	Dec. 31, 2010 Equity Method Investments CNY	Dec. 31, 2012 Salvage Value	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2010 Shanghai Giant Network Technology Co Ltd CNY	Dec. 31, 2012 Shanghai Giant Network Technology Co Ltd Contract Termination CNY	Dec. 31, 2012 Beijing Julun Network Information Technology Co Ltd Computer Software, Intangible Asset	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd USD ($)	Dec. 31, 2012 Shanghai Zhengtu Information Technology Co Ltd CNY	Dec. 31, 2011 Shanghai Zhengtu Information Technology Co Ltd CNY	Dec. 31, 2010 Shanghai Zhengtu Information Technology Co Ltd CNY	Dec. 31, 2012 Group's VIE subsidiary	Dec. 31, 2012 Resources SZITIE Trust Co Ltd Held-to-maturity Security	Dec. 31, 2012 Resources SZITIE Trust Co Ltd Held-to-maturity Security Maximum	Dec. 31, 2012 Resources SZITIE Trust Co Ltd Held-to-maturity Security Minimum	Dec. 31, 2012 Huaneng Trust Held-to-maturity Security	Dec. 31, 2012 Huaneng Trust Held-to-maturity Security Maximum	Dec. 31, 2012 Huaneng Trust Held-to-maturity Security Minimum
Significant Accounting Policies [Line Items]
Percentage of ownership														75.00%
Percentage of revenue for upfront and royalty fees																																	65.00%	24.00%
Number of game series																																4
Agreement terms																																2 years																				10 years	10 years
Termination notice period																																																								6 months
Penalty fee payable																																																								20,000,000
Agreement expiration date																																																				Jan. 05, 2022	Jan. 05, 2022
Technical and consulting services and software licenses fees																																																				285,000,000	1,776,000,000	1,474,000,000	1,135,000,000
Agreement initial term																																																				10 years	10 years
Exercise price of the option to purchase equity interest																																																					10,000,000
Share capital																																																				1,605,111	10,000,000	10,000,000
Accumulated loss																																																				8,821,322	54,957,718	73,485,950
Total Assets																																																				133,581,846	832,228,256	685,772,905
Total Liabilities																																																				102,749,966	640,142,564	696,144,155
Net increase in cash and cash equivalents	159,345,838	992,740,502	(1,826,615,294)	1,679,781,053																																																287,235,000	1,789,500,000
Cash and cash equivalents	311,882,880	1,943,061,530	950,321,028	2,776,936,322	152,537,042	1,097,155,269																																														43,996,000	274,100,000
Equity Method Investments	60,634,016	377,755,985	351,400,224	351,400,224																																																112,000	700,000
Other assets																																																				89,469,000	557,400,000
Other liabilities																																																				102,743,000	640,100,000
Noon buying currency exchange rate at Federal Reserve Bank of New York, USD to RMB	6.2301	6.2301
Impairment charge of investment	515,466	3,211,404																																													515,466	3,211,404
Cash equivalents maturity period							90 days
Short term investments maturity period							365 days	90 days
Percentage of estimated residual value of Fixed assets																																																			5.00%
Method of amortization of Purchased software	Amortization is computed using the straight-line method over three years.	Amortization is computed using the straight-line method over three years.
Estimated useful life of Purchased software	3 years	3 years																													3 years																										5 years
Number of intangible assets																																																									1
Capitalized development cost	1,190,000	7,450,000	4,800,000	10,800,000
Impairment of intangible assets	2,097,247	13,066,057									2,097,247	13,066,057	46,557,669
Goodwill impairment losses		0	0	0
Impairment loss on Available for sale of securities	38,639,140	240,725,709	0	0
Business tax and surcharges																																																										20,143,637	125,496,870	111,185,658	85,019,261
Percentage of business tax and related surcharges																																																														5.00%
Percentage of taxes and other charges included in cost of services																																							5.00%	5.00%	6.00%	6.00%	3.00%
Business tax, VAT and related surcharges	13,412,297	83,559,952	72,804,988	37,192,656
Sales and marketing	23,507,210	146,452,268	169,981,540	143,006,150																															14,996,000	93,425,000	105,308,000	65,297,000
Share options issued																0	0	0
Lease Description															For the lessee, a lease is a capital lease if any of the following conditions exist a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the property's estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Percentage of estimated remaining economic life for lease term															75.00%
Percentage of fair value of leased property															90.00%
Amount of shares authorized to be repurchased, ADSs																				200,000,000						150,000,000
Share repurchased during the period																			17,484,100		16,055,000	1,429,100							811,937	811,937
Amount of share repurchased during the period	322,052,642	2,006,420,168	2,122,524,316																200,000,000		182,700,000	17,300,000							3,669,747	22,862,890
Amount of share to be repurchased additionally																							150,000,000					50,000,000
Share repurchased during the period																								1,570,785	14,947,200		1,744,909	932,972
Amount of share repurchased during the period																								9,200,000	97,800,000		7,200,000	3,600,000
Amount of share to be repurchased additionally																											$ 50,000,000
Share repurchase extended term approved																											12 months
Number of reportable segments	1	1
Investment expected yield (net)																																																															3.00%	19.50%	14.00%	4.40%	8.50%	8.30%
Investment maturity period																																																															5 years			2 years
Percentage of group's revenue derived from a single online game								90.00%	90.00%	90.00%
Customer represented 10% or more of net sales	0	0	0	0
Depreciation of the U.S. dollar against RMB	1.00%	1.00%	4.60%	3.00%